December 6, 2024

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re: Vanguard STAR Funds (the “Trust”) 2-88373

Commissioners:

Enclosed is the 101st Post-Effective Amendment to the Trust’s Registration Statement on Form N-1A (the “Amendment”), which we are filing pursuant to Rule 485(a)(2) under the Securities Act of 1933 (the “1933 Act”). The purpose of this Amendment is to add Vanguard STAR Core Plus Bond Fund, a new series of the Trust.

Prior to the effective date, Vanguard will submit a Rule 485(b) filing that will include text addressing any SEC staff comments.

If you have questions or comments concerning the enclosed Amendment, please contact me at (202) 236-9782 or derek_newman@vanguard.com.

Sincerely,

/s/Derek Newman

Derek Newman

Assistant General Counsel

The Vanguard Group, Inc.

Enclosures

cc: Lisa N. Larkin

U.S. Securities and Exchange Commission